Consolidated Statements of Operations and Comprehensive Loss (Parentheticals) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Warehouse cost from related party	$ 6	$ 21,075	$ 64,051